Summary of Significant Accounting Policies (Details Narrative)		7 Months Ended
	Sep. 15, 2021 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	May 03, 2023	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 06, 2021 USD ($)
Property, Plant and Equipment [Line Items]
FDIC insurance limit			$ 250,000
Cash		$ 79,845	8,551,483
Accounts receivable			$ 94,649
Creek Road Miners Inc [Member]
Property, Plant and Equipment [Line Items]
FDIC insurance limit		250,000
Cash		246,358				$ 2,785,188
Sale of assets	$ 1,500,000
Gain on transaction	$ 1,130,740
Accounts receivable						427
Allowance for doubtful accounts						$ 0
Creek Road Miners Inc [Member] | Asset Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue and other liabilities							$ 722,429
Prairie Operating Co LLC [Member]
Property, Plant and Equipment [Line Items]
Cash		79,845
Accounts receivable		0
Allowance for doubtful accounts		0
Legal Fees		2,210,094
[custom:AccountingCosts]		9,552
Other Cost and Expense, Operating		$ 300
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Rate [Member]
Property, Plant and Equipment [Line Items]
Yields			19.35	20.00
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life			2 years
Minimum [Member] | Creek Road Miners Inc [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life		3 years
Minimum [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Rate [Member]
Property, Plant and Equipment [Line Items]
Yields			14.35	15.00
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life			5 years
Maximum [Member] | Creek Road Miners Inc [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life		9 years
Maximum [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Rate [Member]
Property, Plant and Equipment [Line Items]
Yields			24.35	25.00